Condensed Consolidated Statements of Other Comprehensive Income - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Income Statement [Abstract]
Net loss	$ (1,569,329)	$ 157	$ (2,871,192)	$ (5,351,021)
Other comprehensive income:
Unrealized gain in fair value of short-term investments		45,173	1,662	(33,259)
Comprehensive loss	$ (1,569,329)	$ 45,330	$ (2,869,530)	$ (5,384,280)